Interests in other entities - Narrative (Details) - USD ($)		12 Months Ended
	Jul. 18, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 10, 2024
Disclosure of detailed information about business combination [line items]
Equity interest (as a percent)					6.00%
Revenue		$ 140,522	$ 1,477,826	$ 2,927,460
Accrued interest		$ 3,690,136
Simulus Group
Disclosure of detailed information about business combination [line items]
Total consideration	$ 14,530,000
Deposit paid	1,000,000.0
Cash on completion (paid July 18, 2023)	$ 7,500,000
Shares in other entities (in Shares)	500,000
Fair value per Share (in dollars per share)	$ 12.06
Equity interest (as a percent)	100.00%
Net cash flow resulting from the acquisition	$ 8,070,000.00
Cash consideration paid	8,500,000
Cash	$ 430,000